Filed with the Securities and Exchange Commission on July 2, 2004
1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 148	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 150	☒

(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-5340

Eric M. Banhazl
Advisors Series Trust
2020 E. Financial Way, Suite 100
Glendora, California 91741
(Name and Address of Agent for Service)

Copies to:
Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective
☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the Fund invests and the services available to shareholders.

[LOGO]

Provident Investment Counsel Flexible Growth Fund, Class I
(formerly Provident Investment Counsel Mid Cap Fund, Class B)

Advisor:
Provident Investment Counsel (“PIC”)

Prospectus
July 2, 2004

Key Facts

Risk/Return Summary

The Principal Goal, Strategies and Risks of the Fund

Goal: Long term growth of capital.

Strategy: The Provident Investment Counsel Flexible Growth Fund (the “Fund” or “Flexible Growth Fund”), formerly the Provident Investment Company Mid Cap Fund, invests at least 80% of its assets in the common stock of large-sized and medium-sized companies at time of initial purchase. The capitalization range of companies that are purchased for the Fund span a broad range going from the smallest company within the Russell Midcap Growth Index (at 06/30/03 reconstitution, $1.07 billion) to the largest capitalization company within the Russell 1000 Growth Index (at 06/30/03 reconstitution, $286.64 billion). In selecting investments, Provident Investment Counsel (“PIC”) does an analysis of individual companies across this broad range, selecting those companies that have strong earnings revisions, quality management, and are leaders in their industry or peer group. Depending on economic and stock market conditions the Fund may shift significantly the average weighted capitalization of the Fund’s holdings. In all cases, PIC concentrates the Fund assets in those companies believed to have the best prospects for future growth of earnings and revenues.

The Principal Risks of Investing in the Fund

By itself, the Fund is not a complete, balanced investment plan. And the Fund cannot guarantee that it will reach its goal. As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. For example, the following risks could affect the value of your investment:

Market Risk: The value of the Fund’s investments will vary from day to day. The value of the Fund’s investments generally reflects market conditions, interest rates and other company, political and economic news. Stock prices can rise and fall in response to these factors for short or extended periods of time. Therefore, when you sell your shares, you may receive more or less money than you originally invested.

Small and Medium Company Risk: The securities of medium and small, less well-known companies may be more volatile than those of larger companies. Such companies may have limited product lines, markets or financial resources and their securities may have limited market liquidity.  These risks are greater for small-sized companies.

Foreign Securities Risk: The Fund may invest in foreign securities. Investments in foreign securities involve risks that are not typically associated with domestic securities. The performance of foreign securities depends on different political and economic environments and other overall economic conditions than domestic securities. Changes in foreign currency exchange rates will affect the values of investments quoted in currencies other than the U.S. dollar. Less information may be publicly available about foreign issuers. Foreign stock markets have different clearance and settlement procedures, and higher commissions and transaction costs, than U.S. markets. Certain other adverse developments could occur, such as expropriation or confiscatory taxation, political or social instability, or other developments that could adversely affect the Fund’s investments and its ability to enforce contracts.

Portfolio Turnover Risk: A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. Distributions to shareholders of short term capital gains are taxed as ordinary income under Federal tax laws. A high portfolio turnover rate also leads to higher transaction costs, which could negatively affect the Fund’s performance.

Who May Want to Invest

The Fund may be appropriate for investors who are seeking capital appreciation through a portfolio of large and medium-size companies and who are willing to accept the greater risk of investing in such companies.

Prospectus	2

Performance

The Fund changed its name and share class from Provident Investment Counsel Mid Cap Fund, Class B (“Mid Cap Fund” or "Predecessor Fund") to Provident Investment Counsel Flexible Growth Fund, Class I. The Fund also changed certain investment strategies and policies. Both the bar chart and table reflect the performance of the Flexible Growth Fund (formerly Mid Cap Fund). The bar chart shows changes in the Flexible Growth Fund’s (formerly Mid Cap Fund’s) performance from year to year. The table below shows how the Flexible Growth Fund’s (formerly Mid Cap Fund’s) average annual returns compared over time with those of the Russell Midcap Growth Index. Unless otherwise indicated, the bar chart and table assume reinvestment of dividends and distributions. Performance reflects fee waivers in effect for certain periods. If these fee waivers were not in place, the Predecessor Fund’s performance would be reduced. Past performance (before and after taxes) is not an indication of future performance. Average annual returns may have been lesser or greater if the Flexible Growth Fund (formerly Mid Cap Fund) was managed pursuant to current investment strategies.

The bar chart above does not reflect sales charges, which would lower the returns shown.

*	The Provident Investment Counsel Mid Cap Growth Fund B began operations on March 31, 1999 as a mutual fund organized as a series of PIC Investment Trust, a Delaware statutory trust (the “Predecessor Fund”), and reorganized into the Mid Cap Fund, as a newly formed series of Advisors Series Trust (the “Trust”) as of December 22, 2003.

During the periods shown, the Flexible Growth Fund’s (formerly Mid Cap Fund’s) best performance for a quarter was 26.22% (for the first quarter 2000). The Flexible Growth Fund’s (formerly Mid Cap Fund’s) worst performance was -30.88% (for the third quarter 2001).

The Flexible Growth Fund’s (formerly Mid Cap Fund’s) year-to-date total return as of March 31, 2004 was 2.30% at net asset value.

3	Prospectus

Key Facts - continued

Average Annual Total Returns as of December 31, 2003

	1 Year	Flexible Growth Fund (3) Since Inception March 31, 1999

Flexible Growth Fund (formerly Mid Cap Fund)
Return Before Taxes	37.71%	7.47%
Return After Taxes on Distributions	37.71%	7.27%
Return After Taxes on Distributions and Sale of Fund shares (1)	24.51%	6.48%
Russell Midcap Growth Index(2)	42.71%	1.40%
_________________________
(1)
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2)
The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. This index assumes the reinvestment of dividends and does not incur expenses and is not available for investment.

(3)	Returns shown in the above table represent the experience of the Predecessor Mid Cap Fund and include maximum applicable sales charges.

Prospectus	4

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
Flexible Growth Fund (Class I)

Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)	None
Maximum deferred sales (load) charge
(as a percentage of purchase or sale price, whichever is less)	None
Redemption fee(1)	1.00%

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Flexible Growth Fund (Class I)

Management Fee	0.70%
Other Expenses(2)	4.50%

Total Annual Fund Operating Expenses	5.20%
Expense Reimbursements	(4.20%)

Net Expenses (3)	1.00%

_________________________

(1)	Shareholders of the Flexible Growth Fund will be charged a 1% fee on redemptions made within one month of purchase. The Fund’s transfer agent charges a $15 fee for each wire transfer.

(2)	The table above and the Example below reflect the estimated expenses of the Fund and include custodian, transfer agency, and other customary expenses.

(3)
The Advisor has contractually agreed to waive its fees and/or reimburse Fund expenses in order to limit the Fund’s Total Annual Fund Operating Expenses (excluding interest and tax expenses) to 1.00%. This contract’s term is indefinite and may be terminated only by the Board of Trustees. In turn, the Advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid. Under this expense reimbursement agreement, the Advisor may request reimbursement of previously absorbed expenses at any time before the end of the third fiscal year after the fiscal year in which the expenses were absorbed. To request reimbursement, the Fund’s current aggregate operating expenses must be below the applicable limitation. The Board of Trustees must review and approve the proposed reimbursement and may terminate the expense reimbursement arrangement at any time. Without the expense reimbursement, the Total Annual Fund Operating Expenses would be 5.20% for Class I of the Flexible Growth Fund.

5	Prospectus

Key Facts - continued

Example: This example is to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example is based upon Net Annual Fund Operating Expenses as set forth in the above table. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses have remained the same. Although your actual costs may be higher or lower, based on these assumptions, the cost would be:

1 Year	3 Years	5 Years	10 Years
$102	$318	$552	$1,225

More Information about the Fund’s Investments, Strategies and Risks

This section gives more information about how the Fund invests.

PIC supports its selection of individual securities through intensive research and uses qualitative and quantitative disciplines to determine when securities should be sold. PIC’s research professionals meet personally with the majority of the senior officers of the companies in the Fund to discuss their abilities to generate strong revenue and earnings growth in the future.

PIC’s investment professionals focus on individual companies rather than trying to identify the best market sectors going forward. This is often referred to as a “bottom-up” approach to investing. PIC seeks companies that have displayed exceptional profitability, market share, return on equity, reinvestment rates and sales growth. Companies that demonstrate catalysts for growth, significant management ownership of stock, strong management goals, plans and controls, and leading proprietary positions in given market niches are especially attractive. Finally, the valuation of each company is assessed relative to its industry, earnings growth and the market in general.

The Fund seeks long-term growth of capital by investing primarily in the common stock of large and medium-sized companies. PIC will invest at least 80% of the Fund’s total assets in these securities. The Fund has flexibility, however, to invest the balance in other market capitalizations and security types.

The Fund invests to a limited degree in foreign securities, but is authorized to invest up to 20% of its total assets in such securities. Foreign investments involve additional risks including currency fluctuations, political and economic instability, differences in financial reporting standards, and less stringent regulation of securities markets.

Sell and review disciplines are an integral part of the investment decision-making process at PIC. The Advisor’s holdings are monitored daily, and each week in the investment group meetings securities are formally reviewed on qualitative, quantitative, and valuation bases to arrive at specific sell or cutback recommendations/decisions.

A sell decision is most often triggered when there is a fundamental change in a company, or when a strategic shift takes place in the overall portfolio. PIC’s on-going review of holdings continues as the Advisor monitors companies that have:
  Met or exceeded our price target
  Declined significantly in relative earnings strength or price strength
  Experienced negative earnings revisions
  Become a bottom decile price performer
The Fund seeks to spread investment risk by diversifying its holdings among many companies and industries. PIC normally invests the Portfolio’s assets according to its investment strategy. However, the Fund may depart from its principal investment strategies by making short-term investments in high-quality cash equivalents for temporary, defensive purposes. At those times, the Fund would not be seeking its investment objective.

6	Prospectus

Management

PIC is the advisor to the Fund. PIC’s address is 300 North Lake Avenue, Pasadena, California, 91101. PIC traces its origins to an investment partnership formed in 1951. PIC is owned by Old Mutual (US) Holdings, Inc., commonly known as Old Mutual Asset Management.  Old Mutual Asset Management is part of London-based Old Mutual plc, one of the world's leading financial institutions.  An investment committee of PIC formulates and implements an investment program for the Fund, including determining which securities should be bought and sold.

The Fund pays an investment advisory fee to PIC for managing the Fund’s investments. For the fiscal year ended October 31, 2003, PIC waived its advisory fee based on the Predecessor Mid Cap Fund’s average daily net assets.

Description of Class

The Trust has adopted a multiple class plan that allows the Fund to offer one or more classes of shares for the Fund. Only Class I shares are currently available to shareholders of the Fund. This prospectus offers Class I shares.

With Class I shares, you will not pay a sales charge when you initially invest in the Fund, however, if you redeem your shares within one month of investing, you will be charged a 1.00% redemption fee of the amount redeemed. The Fund’s Class I shares do not impose a Shareholder-Servicing fee or Rule 12b-1 fee against the shares of the class.

7	Prospectus

YOUR ACCOUNT

Ways to Set Up Your Account

Individual or Joint Tenant for your General Investment Needs
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).

Retirement
To shelter your retirement savings from taxes.

Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.

  Individual Retirement Accounts (IRAs) allow anyone of legal age and under 70 ½ with earned income to invest up to $3,000 per tax year.
  Rollover IRAs retain special tax advantages for certain distributions from employer-sponsored retirement plans.
  Keogh or Corporate Profit Sharing and Money Purchase Pension Plans allow self-employed individuals or small business owners (and their employees) to make tax-deductible contributions for themselves and any eligible employees up to $40,000 per year.
  Simplified Employee Pension Plans (SEP-IRAs) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
  403(b) Custodial Accounts are available to employees of most tax-exempt institutions, including schools, hospitals and other charitable organizations. These accounts need to be established by the trustee of the plan.
  401(k) Programs allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.

Gifts or Transfers to Minor
(UGMA, UTMA)
To invest for a child’s education or other future needs.

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $11,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).

Trust
For money being invested by a trust.

The trust must be established before an account can be opened.

Business or Organization
For investment needs of corporations, associations, partnerships or other groups.

Does not require a special application.

Calculation of Net Asset Value

Once each business day, the Fund calculates its net asset value per share (“NAV”). NAV is calculated at the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4 p.m., Eastern time. NAV will not be calculated on days that the NYSE is closed for trading.

The Fund’s assets are valued primarily on the basis of market quotations. If quotations are not readily available, assets are valued by a method that the Board of Trustees believes accurately reflects fair value.

8	Prospectus

How to Buy Shares

The price you will pay to buy Fund shares is based on the Fund’s NAV. Shares are purchased at the next NAV calculated after your investment is received in good order. “Good order” purchase requests means that your purchase request includes:
  the name of the Fund
  the dollar amount of shares to be purchased
  accurately completed application or investment stub
  check payable to “Provident Investment Counsel Mutual Funds”
If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Retirement investing also involves its own investment procedures. Call 1-800-618-7643 for more information and a retirement application.

If you buy shares by check and then sell those shares within two weeks, the payment may be delayed for up to seven business days to ensure that your purchase check has cleared.

If you are investing by wire, please be sure to call 1-800-618-7643 before sending each wire.

In compliance with the USA PATRIOT Act of 2001, please note that the Fund’s transfer agent will verify certain information on your Account Application as part of the Fund’s Anti-Money Laundering Program. As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-800-618-7643 if you need additional assistance when completing your Application.

If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Minimum Investments

To Open an Account	$1 million
The Fund may, at its discretion, waive the minimum investment for employees and affiliates of PIC or any other person or organization deemed appropriate.
For automatic investment plans	$1 million
For retirement accounts	$250

To Add to an Account	$250
Through automatic investment plans	$250
For retirement plans	$250

Minimum Balance	$1,000
For retirement accounts	$500

For Information:	1-800-618-7643

To Invest

By Mail:
Provident Investment Counsel Mutual Funds
[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

By Wire:
Call: 1-800-618-7643 to set up an account and arrange a wire transfer

By Overnight Delivery:
Provident Investment Counsel Mutual Funds
[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207

NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

9	Prospectus

Your Account - continued

How to Sell Shares

You can arrange to take money out of your account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received by the Fund’s transfer agent with complete information and meeting all the requirements discussed in this Prospectus.

To sell shares in a non-retirement account, you may use any of the methods described on these two pages. If you are selling some but not all of your shares, you must leave at least $1,000 worth of shares in the account to keep it open ($500 for retirement accounts).

Certain requests must include a signature guarantee. It is designed to protect you and the Fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

  You wish to redeem more than $100,000 worth of shares;
  The redemption is being mailed to a different address from the one on your account (record address); or
  The redemption is being made payable to someone other than the account owner.
  The redemption is being sent by federal wire transfer to a bank other than the bank of record of the account owner.
  A change of address request has been received by the transfer agent within the last 15 days.
Shareholders redeeming their shares by mail should submit written instructions with a guarantee of their signature(s) by an eligible institution acceptable to the Fund’s transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. A notary public cannot provide a signature guarantee.

Selling Shares in Writing

Write a “letter of instruction” with:
  Your name;
  Your Fund account number;
  The dollar amount or number of shares to be redeemed; and
  Any other applicable requirements listed under “Important Redemption Information.”
Unless otherwise instructed, the Fund’s transfer agent will send a check to the record address.

Mail your letter to:
Provident Investment Counsel Mutual Funds
[Name of Fund]
U.S. Bancorp Fund Services, LLC
P.O. Box 70
Milwaukee, Wisconsin 53201-0701

10	Prospectus

Important Redemption Information

	Account Type	Special Requirements

Phone 1-800-618-7643	All account types except retirement. Retirement account redemptions must be made in writing.	*Your telephone call must be received by 4 p.m. Eastern time to be redeemed on that day (maximum check request $100,000).

Mail or in Person	Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA	*The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

	Retirement Account	*The account owner should provide a letter of instruction.

	Trust	*The trustee must sign the letter indicating capacity as trustee. If the trustee’s name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

	Business or Organization	*At least one person authorized by corporate resolution to act on the account must sign the letter.

*Include a corporate resolution with corporate seal or a signature guarantee.

	Executor, Administrator,	*Call 1-800-618-7643 for instructions.
Conservator, Guardian

Wire	All account types except retirement. Retirement account redemptions must be made in writing.	*You must sign up for the wire feature before using it. To verify that it is in place, call 1-800-618-7643. Minimum redemption wire: $5,000.

*Your wire redemption request must be received by the Fund before 4 p.m. Eastern Time for money to be wired the next business day.

*You will be charged a $15 fee for each wire redemption.

11	Prospectus

Your Account - continued

Redemption Fee. The Fund imposes a 1% redemption fee on redemptions or exchanges of shares held for less than one month. The fee is deducted from your proceeds and is retained by the fund for the benefit of its long-term shareholders.

The Fund is intended for long-term investors. Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the Fund will assess a fee on redemptions of Fund shares purchased and held for less than one month. Although the Fund has the goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee. Further, the Fund, in its discretion, after consideration of the best interests of the Fund and its shareholders, may choose not to apply the redemption fee to redemptions that do not indicate market timing strategies. In addition, the fee does not apply to shares purchased through reinvested dividends or capital gains.

Redemption-in-Kind. The Fund reserves the right to redeem your shares “in kind.” For example, if you redeem a large number of shares and the Fund is unable to sell securities to raise cash, the Fund may send you a combination of cash and a share of the Fund’s securities. The Fund does not expect to do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

Householding. In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semiannual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-618-7643 to request individual copies of these documents. Once the Fund receives notice to stop householding we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Investor Services

The Fund provides a variety of services to help you manage your account.

Information Services

The Fund’s telephone representatives can be reached at 1-800-618-7643.

  Statements and reports that the Fund sends to you include the following:
  Confirmation statements (after every transaction that affects your account balance or your account registration)
  Annual and semiannual shareholder reports (every six months)
  Quarterly account statements
Transaction Services

Exchange Privilege  You may sell your shares and buy Class I shares of other Provident Investment Counsel Mutual Funds by telephone or in writing. Note that exchanges into each Fund are limited to shares of similar classes, four exchanges per calendar year, may under certain circumstances involve payment of a redemption fee, and may have tax consequences for you. Also see, “Shareholder Account Policies.”

Automatic Investment Plans

One easy way to pursue your financial goals is to invest money regularly. The Fund offers convenient services that let you transfer money into your Fund account automatically. Automatic investments are made on the day you select each month or, if that day is a weekend or holiday, on the prior business day. While automatic investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call 1-800-618-7643 for more information.

Prospectus	12

Shareholder Account Policies
Dividends, Capital Gains and Taxes

The Fund normally distributes substantially all of its income and capital gains, if any, to shareholders each year in December, but the Fund may make additional payments of income or capital gains if it deems it desirable at another time during any year.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the application, call 1-800-618-7643 for instructions. The Fund offers three options:
1.	Reinvestment Option. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

2.	Income-Earned Option. Your capital gain distributions will be automatically reinvested, but you will be sent a check for each dividend distribution.

3.	Cash Option. You will be sent a check for your dividend and capital gain distributions.

If you elect to have dividends and/or capital gains paid in cash, the Fund will automatically reinvest all distributions under $10 in additional shares of the Fund.

If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current net asset value and to reinvest all subsequent distributions.
For retirement accounts, all distributions are automatically reinvested. When you are over 59 ½ years old, you can receive distributions in cash.

When the Fund deducts a distribution from its NAV, the reinvestment price is the Fund’s NAV at the close of business that day. Cash distribution checks will be mailed within seven days.

Understanding Distributions

As a Fund shareholder, you are entitled to your share of the Fund’s net income and gains on its investments. The Fund passes its net income along to investors as distributions, which are taxed as dividends; long term capital gain distributions are taxed as long term capital gains regardless of how long you have held your Fund shares. Every January, the Fund will send you and the IRS a statement showing the taxable distributions.

Taxes on Transactions. Your redemptions are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.

Whenever you sell shares of the Fund, the Fund will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether the sale resulted in a capital gain and, if so, the amount of the tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.

Tax Issues. The Fund has elected, and intends to continue to qualify, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “IRS Code”), by distributing substantially all of its net investment income and net capital gains to its shareholders and meeting other requirements of the IRS Code relating to the sources of its income and diversification of assets. Accordingly, the Fund generally will not be liable for federal income tax or excise tax based on net income except to the extent its earnings are not distributed or are distributed in a manner that does not satisfy the requirements of the IRS Code. If the Fund is unable to meet certain IRS Code requirements, it may be subject to taxation as a corporation.

For federal income tax purposes, any dividends derived from net investment income and any excess of net short-term capital gain over net long-term capital loss that investors receive from the Fund are considered ordinary income. Part of the distributions paid by the Fund may be eligible for the dividends-received deduction allowed to corporate shareholders under the IRS Code. Distributions of the excess of net long-term capital gain over net short-term capital loss from transactions of the Fund are treated by shareholders as long-term capital gains regardless of the length of time the Fund’s shares have been owned. Distributions of income and capital gains are taxed in the manner described above, whether they are taken in cash or are reinvested in additional shares of the Fund.

13	Prospectus

Shareholder Account Policies - continued

Part of the Fund’s investment income may be subject to foreign income taxes that are withheld at the source. If the Fund meets certain requirements under the IRS Code, it may pass through these foreign taxes to shareholders, who may then claim, subject to applicable limitations, a credit or deduction against their own taxes for their share of foreign taxes paid.

By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

The Fund will inform its investors of the source of their dividends and distributions at the time they are paid, and will promptly after the close of each calendar year advise investors of the tax status of those distributions and dividends. Investors (including tax exempt and foreign investors) are advised to consult their own tax advisers regarding the particular tax consequences to them of an investment in shares of the Fund. Additional information on tax matters relating to the Fund and its shareholders is included in the Statement of Additional Information.

Transactions Details

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to federal income tax withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the Fund to withhold federal income taxes from your taxable distributions and redemptions.

You may initiate many transactions by telephone. The Fund may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. The Fund’s transfer agent will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the liability to redeem or exchange by telephone, call the Fund’s transfer agent for instructions.

The Fund reserves the right to suspend the offering of shares for a period of time. The Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See “Exchange Privilege.” Purchase orders may be refused if, in PIC’s opinion, they would disrupt management of the Fund.

Please note this about purchases:

  All of your purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.
  The Fund does not accept cash, third-party checks, U.S. Treasury checks, credit card checks, travelers’ checks, starter checks, money orders or cashiers’ checks.
  When making a purchase with more than one check, each check must have a value of at least $50.
  The Fund reserves the right to limit the number of checks processed at one time.
  If your check does not clear, your purchase will be canceled and a $25 fee will be assessed against your account by the transfer agent. You will also be responsible for any losses suffered by the Fund as a result.
You may buy shares of the Fund or sell them through a broker, who may charge you a fee for this service. If you invest through a broker or other institution, read its program materials for any additional service features or fees that may apply.

Prospectus	14

Certain financial institutions that have entered into sales agreements with the Fund may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the Fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

Please note this about redemptions:

  Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven days to pay you.
  Redemptions may be suspended or payment dates postponed beyond seven days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  The Fund reserves the right to deduct an annual maintenance fee of $15 from accounts with a value of less than $1,000. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the Fund’s transfer agent, is designed to offset in part the relatively higher cost of servicing smaller accounts.
  The Fund also reserves the right to redeem the shares and close your account if it has been reduced to a value of less than $1,000 as a result of a redemption or transfer ($500 for retirement accounts). The Fund will give you 30 days prior notice of its intention to close your account.
Please note this about exchanges:

As a shareholder, you have the privilege of exchanging shares of the Fund for Class I shares of other Provident Investment Counsel Mutual Funds. However, you should note the following:

  The Fund you are exchanging into must be registered for sale in your state.
  You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
  Before exchanging into a Fund, read its prospectus.
  Exchanges are considered a sale and purchase of Fund shares for tax purposes and may result in a capital gain or loss.
  Because excessive trading can hurt Fund performance and shareholders, each Fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a Fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for the purposes of the four exchange limit.
  Each Fund reserves the right to refuse exchange purchases by any person or group if, in PIC’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  The exchange may be subject to a redemption fee.

15	Prospectus

Financial Highlights
This table shows the Predecessor Mid Cap Fund’s financial performance for the past five years. Certain information reflects financial results for a single Predecessor Fund share. For the periods shown, the Predecessor Mid Cap Fund invested in securities of its corresponding master portfolio (the “Portfolio”). “Total return” shows how much your investment in the Predecessor Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP for each of the five years in the period ended October 31, 2003. Reports of the Independent Registered Public Accounting Firm and the Predecessor Mid Cap Fund’s financial statements are included in the Annual Report, which is available upon request.

PROVIDENT INVESTMENT COUNSEL FLEXIBLE GROWTH FUND
(formerly the Provident Investment Counsel Mid Cap Fund)

Financial Highlights For a share outstanding throughout each year
Predecessor Mid Cap Fund
	Year ended October 31,

					March 31, 1999* through
	2003	2002	2001	2000	October 31,1999

Net asset value, beginning of period	$12.85	$15.47	$30.42	$15.60	$13.03

Income from investment operations:
Net investment loss	(0.29)	(0.37)	(0.36)	(0.31)	(0.02)
Net realized and unrealized gain (loss) on investments	5.06	(2.25)	(13.37)	15.13	2.59

Total from investment operations	4.77	(2.62)	(13.73)	14.82	2.57
Less distributions:
From net realized gain	------	------	(1.22)	------	-----

Net asset value, end of period	$17.62	$12.85	$15.47	$30.42	$15.60

Total return	37.12%	(16.94%)	(46.85%)	95.00%	19.72	%^

Ratios/supplemental data:
Net assets, end of period (millions)	$3.7	$3.5	$5.6	$9.4	$0.7
Ratios to average net assets: #‡
Expenses	2.14%	2.14%	2.14%	2.14%	2.14	%†
Net investment loss	(1.87%)	(1.99%)	(1.79%)	(1.76%)	(1.69	%)†
Portfolio turnover rate◆u	133.51%	259.63%	148.64%	185.88%	144.64%

*Commencement of operations.
†Annualized.
^Not annualized.
#Includes the Predecessor Mid Cap Fund’s share of expenses, net of fees waived and expenses absorbed, allocated from the related master Portfolio.
‡Net of fees waived and expenses absorbed. The combined fees waived and expenses absorbed were 8.24%, 1.89%, 1.39%, 1.61%, and 95.73%, respectively.
◆Prior to the reorganization into the Trust, the Predecessor Mid Cap Fund invested all of its assets into a “master” portfolio as part of the master-feeder structure. The portfolio turnover rate indicates the rate of the “master” Portfolio, in which all of the Predecessor Mid Cap Fund’s assets were invested.

Prospectus	16

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

Information we receive about you on applications or other forms;

Information you give us orally; and
Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to nonaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

If you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary will govern how your nonpublic personal information would be shared with unaffiliated third parties.

17	Not Part of Prospectus

Provident Investment Counsel Mutual Funds

Provident Investment Counsel Flexible Growth Fund
(formerly the Provident Investment Counsel Mid Cap Fund)

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semiannual Reports: Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during their last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

You can get free copies of the Fund’s reports and SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

Provident Investment Counsel Mutual Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: 1-800-618-7643
www.provnet.com

You can review and copy information including the Fund’s reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You can obtain information on the operation of the Public Reference Room by calling the Commission at (202) 942-8090. Reports and other information about the Fund are available:

Free of charge from the Commission’s EDGAR database on the Commission’s Internet website at http://www.sec.gov.

For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act File No. is 811-07959)

Prospectus

PROVIDENT INVESTMENT COUNSEL FLEXIBLE GROWTH FUND, CLASS I
(formerly the Provident Investment Counsel Mid Cap Fund, Class B)

a series of Advisors Series Trust

STATEMENT OF ADDITIONAL INFORMATION

Dated July 2, 2004
This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Prospectus dated July 2, 2004, as may be revised, of the Provident Investment Counsel Flexible Growth Fund, Class I, a series of the Advisors Series Trust (the “Trust”). In this SAI, the Provident Investment Counsel Flexible Growth Fund, Class I may be referred to as the “Fund.”

Provident Investment Counsel (the “Advisor” or “PIC”) is the investment advisor to the Fund.

A copy of the prospectus may be obtained from the Fund c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling toll free at 1-800-618-7643.

The annual report to shareholders for the Fund for the fiscal year ended October 31, 2003 and the semiannual report for the period ending April 30, 2003 are separate documents supplied with this SAI, and the financial statements, accompanying notes and reports of Independent Registered Accounting Firm appearing therein are incorporated by reference into this SAI.

B-1

B-2

INVESTMENT OBJECTIVES AND POLICIES

Introduction. The Trust is an open-end, management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996. The Trust currently consists of numerous series of shares of beneficial interest, par value $0.01 per share. This SAI relates only to the Fund.

The Trust is registered with the Securities and Exchange Commission (“SEC”) as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Fund’s prospectus and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

The Provident Investment Counsel Mid Cap Fund B began operations on March 31, 1999 as a mutual fund organized as a series of PIC Investment Trust, a Delaware statutory trust (the “Predecessor Fund”), and reorganized into the Provident Investment Counsel Flexible Growth Fund, (formerly the Provident Investment Counsel Mid Cap Fund), a newly formed series of the Trust on December 19, 2003. Before the reorganization, the Fund had no assets or liabilities. The Predecessor Fund invested its assets in the Mid Cap Portfolio, a separately registered investment company with the same investment objective.

The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 (“1940 Act”), which details the attributes of each class. The Fund currently offers only Class I shares.

The Provident Investment Counsel Flexible Growth Fund (formerly, the Provident Investment Counsel Mid Cap Fund). The investment objective of the Fund is to provide capital appreciation. There is no assurance that the Fund will achieve its objective. The Fund is a diversified series of the Trust.

Securities and Investment Practices

The discussion below supplements information contained in the prospectus as to investment policies of the Fund. The Advisor may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help the Fund achieve its goals.

Equity Securities. Equity securities are common stocks and other kinds of securities that have the characteristics of common stocks. These other securities include bonds, debentures and preferred stocks which can be converted into common stocks. They also include warrants and options to purchase common stocks.

Short-Term Investments. Short-term investments are debt securities that mature within a year of the date they are purchased by the Fund. Some specific examples of short-term investments are commercial paper, bankers’ acceptances, certificates of deposit and repurchase agreements. The Fund will only purchase short-term investments which are “high quality,” meaning the investments have been rated A-1 by Standard & Poor’s Ratings Group (“S&P”) or Prime-1 by Moody’s Investors Service, Inc. (“Moody’s”), or have an issue of debt securities outstanding rated at least A by S&P or Moody’s. The term also applies to short-term investments that the Advisor believes are comparable in quality to those with an A-1 or Prime-1 rating. U.S. Government securities are always considered to be high quality.

B-3

Repurchase Agreements. Repurchase agreements are transactions in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement will provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Board of Trustees of the Trust (the “Board” or “Trustees”). The Advisor will review and monitor the creditworthiness of such institutions under the Board’s general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the purchaser’s ability to sell the collateral and the purchaser could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code (“Bankruptcy Code”), the Fund intends to comply with provisions under such Bankruptcy Code that would allow them immediately to resell the collateral.

Options Activities. The Fund may write call options on stocks and stock indices, if the calls are “covered” throughout the life of the option. A call is “covered” if the Fund owns the optioned securities. When the Fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the Fund will forgo any gain from an increase in the market price of the underlying security over the exercise price.
The Fund may purchase a call on securities to effect a “closing purchase transaction,” which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the Fund on which it wishes to terminate its obligation. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the Fund expires (or until the call is exercised and the Fund delivers the underlying security).

B-4

The Fund also may write and purchase put options (“puts”). When the Fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Fund at the exercise price at any time during the option period. When the Fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date.

The Fund’s option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option.

In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation (“OCC”) has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the OCC exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the OCC may impose special exercise settlement procedures.

Futures Contracts. The Fund may buy and sell stock index futures contracts. The Fund will not engage in transactions in futures contracts or related options for speculation, but may enter into futures contracts and related options for hedging purposes, for the purpose of remaining fully invested or maintaining liquidity to meet shareholder redemptions, to minimize trading costs, or to invest cash balances.

A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated “contract markets” which, through their clearing corporations, guarantee performance of the contracts.

Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. Entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities.

A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflects changes in the specified index of equity securities on which the future is based.

A futures option gives the holder, in return for the premium paid, the right to buy (call) or sell (put) to the writer of the option a futures contract at a specified price at any time during the term of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price.

B-5

There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures on stock indices.

In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

Investments in futures options involve some of the same risks as investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option, and an option may be more risky than ownership of the futures contract. In general, the market prices of options are more volatile than the market prices of the underlying futures contracts.

The Fund will not purchase or sell futures contracts or options on futures contracts if, as a result, the sum of the amount of margin deposit on the Fund’s futures positions would exceed 5% of the market value of the Fund’s net assets.

Foreign Securities. The Fund may invest in securities of foreign issuers in foreign markets. In addition, the Fund may invest in American Depositary Receipts (“ADRs”), which are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets. A depositary may issue unsponsored ADRs without the consent of the foreign issuer of securities, in which case the holder of the ADR may incur higher costs and receive less information about the foreign issuer than the holder of a sponsored ADR. The Fund may invest no more than 20% of its total assets in foreign securities, and it will only purchase foreign securities or ADRs which are listed on a national securities exchange or included in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system.

B-6

Foreign securities and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments, especially those in developing countries, more volatile.

Forward Foreign Currency Exchange Contracts. The Fund may enter into forward contracts with respect to specific transactions. For example, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. The Fund may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s securities or other assets denominated in that currency or (2) the Fund maintains a segregated account as described below. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

At or before the maturity date of a forward contract that requires the Fund to sell a currency, the Fund may either sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

B-7

The cost to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Lending Fund Securities. To increase their income, the Fund may lend its portfolio securities to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulatory requirements. The Fund has adopted an operating policy that limits the amount of loans to not more than 25% of the value of the total assets of the Fund. During the time the Fund’s portfolio securities are on loan, the borrower pays the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or secured a letter of credit. The amounts received by the Fund will be reduced by any fees and administrative expenses associated with such loans. In addition, such loans involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, such securities lending will be made only when, in the Advisor’s judgment, the income to be earned from the loans justifies the attendant risks. Loans are subject to termination at the option of the Fund or the borrower.

Segregated Accounts. When the Fund writes an option, sells a futures contract, enters into a forward foreign currency exchange contract or sells securities short, it will establish a segregated account with its custodian bank, or a securities depository acting for it, to hold assets of the Fund in order to insure that the Fund will be able to meet its obligations. In the case of a call that has been written, the securities covering the option will be maintained in the segregated account and cannot be sold by the Fund until released. In the case of a put that has been written or a forward foreign currency contract that has been entered into, liquid securities will be maintained in the segregated account in an amount sufficient to meet the Fund’s obligations pursuant to the put or forward contract. In the case of a futures contract, liquid securities will be maintained in the segregated account equal in value to the current value of the underlying contract, less the margin deposits. The margin deposits are also held, in cash or U.S. Government securities, in the segregated account.

When-Issued Securities. The Fund may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Fund’s net asset value. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price. The Fund will limit its investments in when-issued securities to less than 5% of its total assets. When the Fund purchases securities on a when-issued basis, it maintains liquid assets in a segregated account with its custodian in an amount equal to the purchase price as long as the obligation to purchase continues.

B-8

U.S. Government Securities. U.S. Government securities include direct obligations issued by the United States Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Home Loan Banks, the Federal National Mortgage Association and the Student Loan Marketing Association.

Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies’ obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

Among the U.S. Government securities that the Fund may purchase are “mortgage-backed securities” of the Government National Mortgage Association (“Ginnie Mae”), the Federal Home Loan Mortgage Association (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”). These mortgage-backed securities include “pass-through” securities and “participation certificates;” both are similar, representing pools of mortgages that are assembled, with interests sold in the pool; the assembly is made by an “issuer” which assembles the mortgages in the pool and passes through payments of principal and interest for a fee payable to it. Payments of principal and interest by individual mortgagors are “passed through” to the holders of the interest in the pool, thus, the payments to holders include varying amounts of principal and interest. Prepayment of the mortgages underlying these securities may result in the Fund’s inability to reinvest the principal at comparable yields.

Another type of mortgage-backed security is the “collateralized mortgage obligation,” which is similar to a conventional bond (in that it makes fixed interest payments and has an established maturity date) and is secured by groups of individual mortgages. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States. Freddie Mac and Fannie Mae are both instrumentalities of the U.S. Government, but their obligations are not backed by the full faith and credit of the United States.

B-9

INVESTMENT RESTRICTIONS

The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority,” as defined in the 1940 Act, of the outstanding voting securities of the Fund. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund. Except with respect to borrowing, changes in values of assets of the Fund will not cause a violation of the investment restrictions so long as percentage restrictions are observed by the Fund at the time that it purchases any security.

As a matter of fundamental policy, the Fund is diversified; that means that at least 75% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other investment companies, and securities of issuers each of which represents no more than 5% of the value of the Fund’s total assets and no more than 10% of the issuer’s outstanding voting securities. The Fund’s investment objective is fundamental.

In addition, except as noted below, the Fund may not:

1.
Issue senior securities, borrow money or pledge its assets, except that the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it may not make investments while borrowings in excess of 5% of the value of its total assets are outstanding, provided that such borrowings may be made only to the extent that the value of the Fund’s and/or the Fund’s total assets, as the case may be, less its liabilities other than borrowings (including borrowings pursuant to item (a) or otherwise), is equal at all times to at least 300% of all borrowings (including the proposed borrowing);

2.	Make short sales of securities or maintain a short position;

3.	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

4.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

5.	Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities);

6.	Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell stock index futures contracts;

B-10

7.	Make loans (except for investments in debt securities consistent with the investment policies of the Fund and in repurchase agreements; except that the Fund may make loans of portfolio securities);

8.	Make investments for the purpose of exercising control or management.

The Fund observes the following restrictions as a matter of operating, but not fundamental, policy. Except as noted below, the Fund may not:

1.
Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company’s voting securities or make any other investment in other investment companies except as permitted by federal and state law; or

2.	Invest more than 15% of its net assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities issued under Rule 144A which are determined by the Board of Trustees to be liquid).

3.	The Board has adopted the following restrictions which will take effect if and when the current fundamental restriction against securities lending is modified as discussed above: Make loans of portfolio securities in an amount exceeding 25% of their respective total assets.

4.	Write put or call options.

5.	Purchase or sell commodities or commodity futures contracts, except the Fund may purchase and sell stock index futures contracts.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent as those terms are defined herein. The day-to-day operations of the Trust are delegated to its officers, subject to the Fund’s investment objectives and policies and to general supervision by the Board.

The current Trustees and officers of the Trust, their birth dates and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are listed in the table below.

B-11

Name, Address And Age	Position with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios Overseen in Fund Complex	Other Directorships Held

Independent Trustees of the Trust*

Walter E. Auch (born 1921) 2020 E. Financial Way Glendora, CA 91741	Trustee	Indefinite term since February 1997.	Management Consultant.	4	Director, Nicholas-Applegate Funds, Citigroup Funds, Pimco Advisors LLP and Senele Group.

Donald E. O’Connor (born 1936) 2020 E. Financial Way Glendora, CA 91741	Trustee	Indefinite term since February 1997.	Financial Consultant; formerly Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	4	Independent Director, The Forward Funds.

George T. Wofford III (born 1939) 2020 E. Financial Way Glendora, CA 91741	Trustee	Indefinite term since February 1997.	Senior Vice President, Information Services, Federal Home Loan Bank of San Francisco.	4	None.

James Clayburn LaForce (born 1928) 2020 E. Financial Way Glendora, CA 91741	Trustee	Indefinite term since May 2002.	Dean Emeritus, John E. Anderson Graduate School of Management, University of California, Los Angeles.	4	Director, The Payden & Rygel Investment Group, The Metzler/Payden Investment Group, BlackRock Funds, Arena Pharmaceuticals, Cancervax.

George J. Rebhan (born 1934) 2020 E. Financial Way Glendora, CA 91741	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) from 1985 to 1993.	4	Trustee, E*TRADE Funds.

Interested Trustee of the Trust**

Eric M. Banhazl (born 1957) 2020 E. Financial Way Glendora, CA 91741	Trustee	Indefinite term since February 1997.	Senior Vice President, U.S. Bancorp Fund Services, LLC since July 2001; Treasurer, Guinness-Atkinson Funds; formerly, Executive Vice President, Investment Company Administration, LLC; (“ICA”) (mutual fund administrator and the Fund’s former administrator).	4	None.

Officers of the Trust

Eric M. Banhazl (see above)	President (Interested Trustee – see above.)	Indefinite term since February 1997.	See Above.	4	See Above.

Douglas G. Hess (born 1967) 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite term since June 2003.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC since March 1997.	4	None.

B-12

Name, Address And Age	Position with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios Overseen in Fund Complex	Other Directorships Held

Rodney A. DeWalt (born 1967) 615 East Michigan St. Milwaukee, WI 53202	Secretary	Indefinite term since December 2003.	Legal and Compliance Administrator, U.S. Bancorp Fund Services, LLC since January 2003. Thrivent Financial for Lutherans from 2000 to 2003, Attorney Private Practice 1997 to 2000	4	None.

*          Denotes those Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
**        Denotes Trustee who is an “interested person” of the Trust under the 1940 Act. Mr. Banhazl is an interested person of the Trust by virtue of his position as President of the Trust. He is also an officer of U.S. Bancorp
            Fund Services, LLC, the administrator for the Fund. U.S. Bancorp Fund Services, LLC is an affiliate of Quasar Distributors, LLC, the Fund’s distributor.
***      The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Fund and Provident Investment Counsel Mutual Funds. The Fund does not hold itself out as related to any other series, except the Provident Investment Counsel Mutual Funds within the Trust for investment purposes, nor does it share the same investment advisor with any other series, except the Provident
            Investment Counsel Mutual Funds.

Compensation

During the past fiscal year, each Independent Trustee received $18,000 per year in fees, plus $500 for each special meeting attended and is reimbursed for expenses. This amount is allocated among each of the series comprising the Trust. In an effort to meet the industry’s best practice standard, the Board recently reviewed trustee compensation. Effective April 1, 2004, the independent trustees receive an annual trustee fee of $28,000 per year with no additional fee for special meetings. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.

Name of Person/Position	Aggregate Compensation From the Trust[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust[2] Paid to Trustees

Walter E. Auch, Trustee	$18,000	None	None	$18,000
Donald E. O’Connor, Trustee	$18,000	None	None	$18,000
George T. Wofford III, Trustee	$18,000	None	None	$18,000
James Clayburn LaForce, Trustee	$18,000	None	None	$18,000
George J. Rebhan, Trustee	$18,000	None	None	$18,000

1 For the fiscal year November 1, 2002 through October 31, 2003.
2 There are currently numerous different portfolios comprising the Trust. For the fiscal year ended October 31, 2003, no trustees fees and expenses were allocated to the Fund.

B-13

Trust Committees

The Trust has four standing committees: The Audit Committee, the Nominating Committee, the Qualified Legal Compliance Committee and the Valuation Committee. The Audit Committee is comprised of all of the Independent Trustees. It does not include any interested Trustees. The Audit Committee typically meets twice per year with respect to the various series of the Trust. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting. The Audit Committee has not met with respect to the Fund.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Nominating Committee has not met with respect to the Fund during the past fiscal year. The Independent Trustees comprise the Nominating Committee.

As of September 12, 2003, the Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the Securities and Exchange Commission on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).

The Trust’s Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of at least one representative from the Administrator’s staff who is knowledgeable about the Fund and at least one Trustee. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed. The Valuation Committee has not met with respect to the Fund.

Board Interest in the Fund

As of June 1, 2004, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund. Furthermore, as of December 31, 2003, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Distributor or an affiliate of the Advisor or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the Distributor or any of their affiliates. In addition, during the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $60,000 and to which the Advisor, the Distributor or any affiliate thereof was a party.

B-14

Name of Trustee	Dollar Range of Equity Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,00)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies

Walter E. Auch, Trustee	None	None
Eric M. Banhazl, Trustee	None	None
Donald E. O’Connor, Trustee	None	None
George T. Wofford III, Trustee	None	None
James Clayburn LaForce, Trustee	None	None
George J. Rebhan, Trustee	None	None

Control Persons, Principal Shareholders, and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. Thomas M. Mitchell, Chairman and Chief Executive Officer of the Advisor is a control person of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of June 1, 2004, the following shareholders were considered to be either a control person or principal shareholder of the Predecessor Mid Cap Fund.

The following persons, to the knowledge of the Trust, owned more than 5% of the outstanding shares of the Provident Investment Counsel Flexible Growth Fund, Class I (formerly the Mid Cap Fund, Class B):

Name and Address	No. of Shares Owned	% of Shares

Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers Attn: Service Team 4800 Deer Lake Drive, E Floor 3 Jacksonville, FL 32246	84,892.74	53.30%
PFPC Trust Co Cust FBO Thomas M. Mitchell Rollover IRA 245 Country Club San Gabriel, CA 91775	43,647.15	27.40%

The Advisor

Provident Investment Counsel, 300 North Lake Avenue, Pasadena, California 91101-4106, acts as investment advisor to the Fund pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). Subject to such policies as the Board may determine, the Advisor is ultimately responsible for investment decisions for the Fund. Pursuant to the terms of the Advisory Agreement, the Advisor provides the Fund with such investment advice and supervision as it deems necessary for the proper supervision of the Fund’s investments.

B-15

The Advisor is an indirect, wholly owned subsidiary of Old Mutual plc, a public limited company based in the United Kingdom. Old Mutual is a financial services group with a substantial life assurance business in South Africa and other southern African countries and an integrated, international portfolio of activities in asset management, banking and general insurance. On September 26, 2000, Old Mutual acquired the assets of United Asset Management Corporation, the Advisor’s parent company; on that date the Advisor entered into new Advisory Agreements having the same terms as the previous Advisory Agreements with the Fund. The term “Advisor” also refers to the Advisor’s predecessor.

Under the Advisory Agreements, the Advisor will provide a continuous investment program for the Fund and make decisions and place orders to buy, sell or hold particular securities. In addition to the fees payable to the Advisor and the Administrator, the Fund and the Trust are responsible for their operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (v) legal and audit expenses; (vi) fees and expenses of the custodian, shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Trust and its shares under federal or state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; (xi) such non-recurring expenses as may arise, including litigation affecting the Trust or the Fund and the legal obligations with respect to which the Trust or the Fund may have to indemnify their officers and Trustees; and (xii) amortization of organization costs.

In consideration of the services provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive from the Fund an investment advisory fee computed daily and paid monthly based on a rate equal to a percentage of the Fund’s average daily net assets specified in the Prospectus. However, the Advisor may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis. For the periods indicated below, the Predecessor Fund paid the following advisory fees to its Advisor:

Flexible Growth Fund (formerly the Predecessor Mid Cap Fund)

Year	Total Fees Accrued by Advisor	Fees Waived/Expenses Absorbed	Balance Paid to Advisor

2003	$21,381	$170,152	$0
2002	184,534	122,967	61,567
2001	227,461	93,892	133,569

The Fund is responsible for its own operating expenses. The Advisor, however, has contractually agreed to reduce fees payable to it by the Fund and/or to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding interest and tax expenses) to the limit set forth in the Expense Table (the “expense cap”). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon the Board’s subsequent review and ratification of the reimbursed amounts. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.

B-16

In granting its approval of the Advisory Agreement at a meeting of the Board on September 12, 2003, the full Board, including the Independent Trustees, took into consideration, among other things: (a) the nature and quality of the services provided by the Advisor to the Predecessor Fund; (b) the appropriateness of the fees paid by the Fund to the Advisor; (c) the level of Fund expenses; (d) the reasonableness of the potential profitability of the Advisory Agreement to the Advisor; and (e) the nature of the Fund’s investments. Specifically, in fulfilling the requirements outlined in Section 15(c) of the 1940 Act, the Board noted, among other things, that the advisory fees to be paid by the Fund and the proposed expenses of the Fund were reasonable and generally consistent in relation to the relevant peer groups and that the Advisor’s brokerage practices were reasonably efficient. The Board also noted that (a) the Advisor provided quality investment service to the Predecessor Fund; (b) the Advisor provided the Fund with a reasonable potential for profitability and (c) that the nature of the Advisor’s investments was acceptable.

Based on their review, the Board concluded that the Advisor had the capabilities, resources and personnel necessary to continue to manage the Fund. The Board also concluded that based on the services provided by the Advisor to the Fund and the expenses incurred by the Advisor in the performance of such services, the compensation to be paid to the Advisor was fair and equitable for the Fund.

After the initial two years, the Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund on not more than 60 days’, nor less than 30 days’, written notice when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Board, or by the Advisor on not more than 60 days’, nor less than 30 days’, written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

The Advisor also provided certain administrative services to the Predecessor Fund pursuant to Administration Agreements, including assisting shareholders of the Predecessor Fund, furnishing office space and permitting certain employees to serve as officers and Trustees of the Trust. For its services, it earned a fee at the rate of 0.20% of the average net assets of each series of the Trust. Fees earned by the Advisor for administrative services for the fiscal years ended October 31, 2003, 2002, and 2001 are shown below:

B-17

Fees Earned by the Advisor for Administrative Services

Fund	2003	2002	2001

Predecessor Mid Cap Fund (1)	$5,990	$10,130	$14,775

(1)    For the fiscal year ended October 31, 2003, the Advisor absorbed $73,884 in administrative expenses.

The Advisor has entered into an Operating Expense Limitation Agreement with the Fund and has agreed to continue to limit the Net Annual Operating Expenses to 1.00% of the Fund’s average daily net assets. The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if, within three subsequent years, the Fund’s expenses are less than the limit agreed to by the Advisor.

The Administrator

Pursuant to an Administration Agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as administrator for the Fund. The Administrator provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, from time to time, monitoring the Fund’s compliance with the Fund’s investment objective and restrictions, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, the Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

The Administration Agreement is terminable without penalty by the Trust on behalf of the Fund or by the Administrator on 60 days’ written notice (as defined in the 1940 Act). The Administration Agreement also provides that neither the Administrator nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.

B-18

For the fiscal years ended October 31, 2003, 2002, and 2001, the Predecessor Mid Cap Fund paid the following in administration fees to USBFS:

Administrative Fees Paid to USBFS

	2003	2002	2001

Predecessor Mid Cap Fund	$15,000	$15,000	$15,000

The Distributor

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin, 53202 (the “Distributor”), pursuant to which the Distributor acts as the Fund’s distributor, provides certain administration services and promotes and arranges for the sale of the Fund’s shares. The offering of the Fund’s shares is continuous. The Distributor, Administrator, Transfer Agent and Custodian are affiliated companies.

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

SERVICE PROVIDERS

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 (the “Administrator”), provides administrative services to the Fund pursuant to an Administration Agreement. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required notice filings necessary to maintain the Fund’s ability to sell shares in all states where the Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund’s servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund’s daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator. U.S. Bancorp Fund Services, LLC also serves as fund accountant, transfer agent and dividend disbursing agent under separate agreements.

B-19

U.S. Bank, National Association, located at 425 Walnut Street, Cincinnati, Ohio, 45202, acts as custodian (“Custodian”) of the securities and other assets of the Fund. The Administrator also acts as the Fund’s transfer and shareholder service agent. The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Fund. The Administrator, Custodian and the Fund’s distributor are affiliated entities under the common control of U.S. Bancorp.

Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania, 19103 are the independent public accountants for the Fund for the fiscal year ending October 31, 2004.

Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, California, 94105, are legal counsel to the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Advisory Agreement states that in connection with its duties to arrange for the purchase and the sale of securities held by the Fund by placing purchase and sale orders for the Fund, the Advisor shall select such broker-dealers (“brokers”) as shall, in its judgment, achieve the policy of “best execution,” i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Advisory Agreement to consider the reliability, integrity and financial condition of the broker. The Advisor also is authorized by the Advisory Agreement to consider whether the broker provides research or statistical information to the Fund and/or other accounts of the Advisor. The Advisor may select brokers who sell shares of the Fund.

The Advisory Agreement states that the commissions paid to brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor’s overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. The Advisory Agreement provide that to demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Advisor shall be prepared to show that commissions paid (i) were for purposes contemplated by the Advisory Agreement; (ii) were for products or services which provide lawful and appropriate assistance to its decision-making process; and (iii) were within a reasonable range as compared to the rates charged by brokers to other institutional investors as such rates may become known from available information.

Flexible Growth Fund (formerly the Predecessor Mid Cap Fund)

Year	Brokerage Commissions	Portion Paid for Research Services

2003	$12,904	$1,205
2002	$98,926	$1,309
2001	$62,594	$3,002

B-20

The increase in brokerage commissions from 2001 to 2002 resulted from a change in the placement of orders for NASDAQ securities, which constitute approximately 70% of the securities in the Predecessor Mid Cap Fund. Beginning in January 2002, a majority of brokers began requiring NASDAQ orders on an agency basis only. Prior to January 2002, these securities were traded on a principal basis with commissions being included in the overall price paid by the Predecessor Mid Cap Fund for the security and the agency commission on the transaction not being factored into the aggregate agency commissions paid. Although there are now greater reported commissions, the price being paid for the underlying securities has been lowered and the net effect is that overall commissions paid per transaction have decreased since 2001. The decrease in the brokerage commission from 2002 to 2003 reflects the normalization from the unusual increase in portfolio turnover for 2002 which resulted from the reorganization of the Predecessor Mid Cap Fund in July 2002.

The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information assisting the Fund in the valuation of the Fund’s investments. The research which the Advisor receives for the Fund’s brokerage commissions, whether or not useful to the Fund, may be useful to it in managing the accounts of its other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to the Fund.

Money market instruments usually trade on a “net” basis. On occasion, certain money market instruments may be purchased by the Fund directly from an issuer in which case no commissions or discounts are paid. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.

There are occasions on which the Advisor on behalf of the Fund may execute portfolio transactions concurrently with portfolio transactions in the same securities by other clients of the Advisor. Although some concurrent trading potentially could be either advantageous or disadvantageous to the Fund, they will be effected only when the Advisor believes that to do so is in the best interests of the Fund. When such concurrent trading occurs, the Advisor will seek to average prices or otherwise allocate the executions in an equitable manner among the Fund and the other parties involved.

The Advisor adopted Best Execution Policy procedures in August 2001. The procedures provide compliance guidance for the Advisor when determining the reasonableness of commissions, whether its brokers are qualified, “step out” transactions, and the use soft dollars. Step out transactions are where portions of a trade are directed by the Advisor to another broker. Generally, the Advisor uses “step outs” to achieve better execution. Or, if a client directs brokerage so that the transaction is not a part of the Advisor’s block trade, the Advisor may “step out” that client’s portion of the transaction from its regular broker to the directed broker to follow the client’s direction. The Advisor periodically reviews the implementation and the effectiveness of these procedures.

B-21

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See “Portfolio Transactions and Brokerage.” The Predecessor Mid Cap Fund’s portfolio turnover rates for the past two fiscal years ended October 31, 2003 and 2002 were as follows:

Portfolio Turnover Rate

	2003	2002

Predecessor Mid Cap Fund	133.51%	259.63%

The decrease in the portfolio turnover rate from 2002 to 2003 reflects the normalization from the unusual increase in portfolio turnover for 2002 which resulted from the reorganization of the Predecessor Mid Cap Fund in July 2002.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Detailed information on the purchase and redemption of shares is included in the Fund’s prospectus. Shares of the Fund are sold without sales charge at the next price calculated after receipt of an order for purchase. To purchase shares of the Fund, you must invest the initial minimum investment. However, the Fund reserves the right to reduce or waive the minimums for certain retirement and other employee benefit plans; for the Advisor’s employees, clients and their affiliates; for investment Advisors or financial institutions offering investors a program of services; or any other person or organization deemed appropriate by the Fund. You may redeem shares on any day that the New York Stock Exchange (“NYSE”) is open for business. A shareholder whose redemption order is received by the Fund’s transfer agent after the close of trading on the NYSE will redeem shares at the net asset value as of the next trading day on the NYSE. A broker may charge a transaction fee for the redemption.

The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or their shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund’s view, is likely to engage in or has a history of excessive trading (usually defined as more than four transactions out of the Fund within a calendar year). Furthermore, the Trust may suspend the right to redeem its shares or postpone the date of payment upon redemption for more than three business days (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (ii) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (iii) for such other periods as the SEC may permit for the protection of the Fund’s shareholders.

B-22

Redemption-in-Kind. The Fund does not intend to redeem shares in any form except cash. The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Fund to redeem in-kind redemption requests of a certain amount. Specifically, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net asset value in securities instead of cash.

Small Accounts. The Fund reserves the right to close an account, except retirement accounts, that has dropped below $1,000 in value for a period of three months or longer other than as a result of a decline in the net asset value per share. Shareholders are notified at least 30 days prior to any proposed redemption are invited to add to their account if they wish to continue as a shareholder of the Fund; however, the Fund does not presently contemplate making such redemptions and the Fund will not redeem any shares held in tax-sheltered retirement plans.

NET ASSET VALUE

The net asset value of the Fund’s shares will fluctuate and is determined as of the close of trading on the Exchange (normally 4 p.m. Eastern time) each business day. The Fund’s net asset value is calculated separately.

Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Debt securities are valued according to the broadest and most representative market, which will ordinarily be other-the-counter. Debt securities may be valued based on prices provided by a pricing service which such prices are believed to reflect the fair market value of such securities. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against U.S. dollars quoted by any major bank or by a broker. Securities for which market quotations are not readily available are valued at fair value as determined pursuant to procedures adopted by the Board.

The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of interests in the Fund outstanding at such time, as shown below:

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Net Assets	=	Net Asset Value per share

Shares Outstanding

An example of how the Predecessor Mid Cap Fund calculated the net asset value per share as of October 31, 2003 is as follows:

Predecessor Mid Cap Fund

$3,680,205	=	$17.62

208,815

TAXATION
Fund’s Tax Status

The Fund will be taxed under the Internal Revenue Code ( the “IRS Code”) and intends to elect to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the IRS Code. In each taxable year that the Fund qualifies, the Fund (but not their shareholders) will be relieved of federal income tax on that part of their investment company taxable income (consisting generally of interest and dividend income, net short-term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.

In order to qualify for treatment as a RIC, the Fund must distribute annually to shareholders at least 90% of their investment company taxable income and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) at the close of each quarter of the Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends from the Fund’s investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as ordinary income to the extent of the Fund’s earnings and profits. Distributions of the Fund’s net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares. Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Fund and received by the shareholders on the record if the dividends are paid by the fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

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Special Tax Considerations

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Fund shareholders may be able to claim U.S. foreign tax credits with respect to such taxes, subject to provisions and limitations contained in the IRS Code. For example, certain retirement accounts cannot claim foreign tax credits on investments held by the Fund. If more than 50% in value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporation, the Fund will be eligible, and intends, to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their proportionate share of such withholding taxes in the U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and deduct such proportionate share in computing their taxable income or, alternatively, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by non-corporate shareholders who do not itemize deductions. A shareholder that is a non-resident alien individual or foreign corporation, may be subject to U.S. withholding tax on the income resulting from a Fund’s election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. The Fund will report annually to their shareholders the amount per share of such withholding taxes.

Many of the options, futures and forward contracts used by the Fund are “section 1256 contracts.” Any gains or losses on section 1256 contracts are generally treated as 60% long-term and 40% short-term capital gains or losses (“60/40”) although gains and losses from hedging transactions, certain mixed straddles and certain foreign currency transactions from such contracts may be treated as ordinary in character. Section 1256 contracts held by the Fund at the end of their fiscal year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the IRS Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized, and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, depending on the circumstances.

Generally, the transactions in options, futures and forward contracts undertaken by the Fund may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. In addition, losses realized on positions that are part of a straddle may be deferred under the rules, rather than being taken into account in the fiscal year in which the losses were realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts are not entirely clear. These transactions may increase the amount of short-term capital gain realized by the Fund and taxed as ordinary income when distributed to shareholders of the Fund. The Fund may make certain elections available under the IRS Code which are applicable to straddles. If the Fund makes such elections, recognition of gains or losses from certain straddle positions may be accelerated.

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The tests which the Fund must meet to qualify as RICs, described above, may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts or forward contracts.

Under the IRS Code, fluctuations in exchange rates which occur between the dates various transactions are entered into or accrued and subsequently settled may cause gains or losses, referred to as “section 988” gains or losses. Section 988 gains or losses may increase or decrease the amount of income taxable as ordinary income distributed to shareholders.

DIVIDENDS AND DISTRIBUTIONS

Dividends from the Fund’s investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as ordinary income to the extent of the Fund’s earnings and profits. Distributions of the Fund’s net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares.

Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by the Fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

The Fund is required to withhold a certain percentage of all dividends, capital gain distributions and repurchase proceeds payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. The Fund also is required to withhold a certain percentage of all dividends and capital gain distributions paid to such shareholders who otherwise are subject to backup withholding.

PERFORMANCE INFORMATION

Average Annual Total Return

Average annual total return quotations used in the Fund’s prospectus are calculated according to the following formula:

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P(1 + T)n = ERV

Where:
“P”	=	Represents a hypothetical initial investment of $1,000;
“T”	=	Represents average annual total return;
“n”	=	Represents the number of years; and
“ERV”	=	Represents the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in the Prospectus will be based on rolling calendar quarters. Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

The Predecessor Mid Cap Fund’s return computed at the public offering price (using the applicable CDSC for Fund B shares) for the periods ended October 31, 2003 are set forth below(1):

Average Annual Total Return

	One Year	Five Years	Life of Fund(2)

Predecessor Mid Cap Fund	32.12%	N/A	7.49%

(1)   Certain fees and expenses of the Predecessor Fund have been reimbursed from inception through October 31, 2003. Accordingly, return figures are higher than they would have been had such fees and expenses not been reimbursed.
(2)   The inception date for the Predecessor Fund is March 31, 1999.

Average Annual Total Return (after Taxes on Distributions)

The Fund’s quotations of average annual total return (after taxes on distributions) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the value of the investment after taxes on distributions according to the following formula:

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P(1 + T)(n) = ATV(D)

Where:
“P	=	Represents a hypothetical initial investment of $1,000;
“T	=	Represents average annual total return;
“n	=	Represents the number of years; and
“ATV(D)”	=
Represents the ending value of the hypothetical initial investment after taxes on distributions, not after taxes on redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATV(D) will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

The Predecessor Mid Cap Fund’s average annual total returns (after taxes on distributions) (using the applicable CDSC for Fund B shares) for the period ended October 31, 2003 are as follows:

Average Annual Total Return (after Taxes on Distributions)

	One Year	Five Years	Life of Fund(1)

Predecessor Mid Cap Fund	32.12%	N/A	7.29%

(1)The inception date for the Predecessor Fund is March 31, 1999.

Quotations of average annual total return after taxes on distributions for a five-year and ten-year period ended on the date of the most recent balance sheet referenced in the Trust’s registration statement will be provided at such times as the registration statement has been in effect for such periods.

Average Annual Total Return (after Taxes on Distributions and Redemptions)

The Fund’s quotations of average annual total return (after taxes on distributions and redemption) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the ending redeemable value after taxes on distributions and redemptions according to the following formula:

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P (1+ T)(n) = ATV(DR)

Where:
“P”	=	Represents a hypothetical initial investment of $1,000;
“T”	=	Represents average annual total return;
“n”	=	Represents the number of years; and
“ATV(DR)”	=
Represents the ending redeemable value of the hypothetical initial investment after taxes on distributions and redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATV(DR) will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

The Predecessor Mid Cap Fund’s average annual total returns (after taxes on distributions and redemptions) (using the applicable CDSC for Predecessor Mid Cap Fund B shares) for the period ended October 31, 2003 are as follows:

Average Annual Total Return (after Taxes on Distributions and Redemptions)

	One Year	Five Years	Life of Fund(1)

Predecessor Mid Cap Fund	20.88%	N/A	6.50%

(1)The inception date for the Fund is March 31, 1999.

Yield

Annualized yield quotations used in the Fund’s prospectus are calculated by dividing the Fund’s interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

YIELD = 2 [(a-b + 1)(6)- 1]
cd

where “a” equals dividends and interest earned during the period; “b” equals expenses accrued for the period, net of reimbursements; “c” equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and “d” equals the maximum offering price per share on the last day of the period.

Except as noted below, in determining net investment income earned during the period (“a” in the above formula), the Fund calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation’s yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the Fund, net investment income is then determined by totaling all such interest earned.

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For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”). In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight. The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Policies and a record of each proxy voted by the Advisor on behalf of the Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest. The Policies require proxies identified as raising a material conflict of interest to be voted in accordance with the Advisor's pre-determined policy or with notification to and consent by the Board.

The Advisor has adopted Proxy Voting Policies and Procedures (“Advisor’s Proxy Policies”) that are reasonably designed to ensure that proxies are voted in the best interests of the Fund’s shareholders. Each proxy will be considered individually, taking into account the relevant circumstances at the time of each vote. Pursuant to the Advisor’s Proxy Policies, a Proxy Committee has been established that has appointed a Proxy Manager to analyze proxies and generally manage the proxy voting process. The Proxy Manager will consult with the Proxy Committee in determining how to vote proxies for issues not specifically covered by the proxy voting guidelines adopted by the Proxy Committee or in situations where the Proxy Manager or members of the Committee determine that consultation is prudent.

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Certain of the Advisor’s proxy voting guidelines are summarized below:

  With respect to corporate governance issues, proxies are generally voted FOR management proposals unless there is a belief that such proposal may have a negative impact on the economic interests of shareholders, such as proposals limiting shareholder rights or imposing supermajority provisions;
  With respect to takeovers, proxies are generally voted FOR management sponsored anti-takeover proposals that (1) enhance management’s bargaining position but do not discourage series offers, such as poison pills; and
  With respect to compensation plans, proxies are generally voted FOR management sponsored compensation plans that are reasonable, competitive and not unduly burdensome.

Where a proxy proposal raises a conflict of interest between the Advisor’s interest and the Fund’s interest, the Proxy Committee will not take into consideration the relationship that raises the potential conflict of interest and will vote proxies solely in the best interest of the Fund. Further, any members of the Proxy Committee that personally have actual or potential conflicts of interest must notify appropriate parties and may be required to recuse himself or herself from participating in the decision process for that proxy vote. The Advisor also has procedures in place for reporting and investigating any perceived improper influence on the proxy voting decision-making process.

In 2004, the Trust will be required to annually file new Form N-PX, which lists the Fund’s complete proxy voting record for the 12-month period ending June 30th. Once filed, the Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-800-618-7643 and on the SEC’s website at www.sec.gov.

GENERAL INFORMATION

The Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996. The Trust currently consists of numerous series of shares of beneficial interest, par value of 0.01 per share. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. Upon the Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

With respect to the Fund, the Trust may offer more than one class of shares. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

B-31

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust’s Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Trust’s Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Shares have no preemptive or conversion rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.

The Trust’s Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust does not require the issuance of stock certificates. If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

B-32

The Boards of the Trust and the Advisor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics permit, subject to certain conditions, personnel of the Advisor to invest in securities that may be purchased or held by the Fund.

FINANCIAL STATEMENTS

The annual report to shareholders for the Predecessor Fund for the fiscal year ended October 31, 2003 is a separate document supplied with this SAI, and the financial statements, accompanying notes and reports of Independent Registered Public Accounting Firm appearing therein are incorporated by reference into this SAI.

B-33

APPENDIX
Description of Ratings

Moody’s Investors Service, Inc.: Corporate Bond Ratings

Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody’s applies numerical modifiers “1,” “2” and “3” to both the Aaa and Aa rating classifications. The modifier “1” indicates that the security ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates that the issue ranks in the lower end of its generic rating category.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor’s Ratings Group: Corporate Bond Ratings

AAA--This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

B-34

BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Commercial Paper Ratings

Moody’s commercial paper ratings are assessments of the issuer’s ability to repay punctually promissory obligations. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

An S&P commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest.

Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers “1”, “2” and “3” to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A “+” designation is applied to those issues rated “A-1” which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation “A-2” is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation “A-3” have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

B-35

PART C

Provident Investment Counsel Flexible Growth Fund
(formerly Provident Investment Counsel Mid Cap Fund)

OTHER INFORMATION

Item 23.Exhibits

(a)	Agreement and Declaration of Trust dated October 3, 1996 was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6, 1996 and is incorporated herein by reference.

(b)	Bylaws dated October 3, 1996 was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6, 1996 and is incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders is incorporated by reference to Registrant’s Declaration of Trust and Bylaws.

(d)	Investment Advisory Agreement – was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on November 13, 2003 and is incorporated herein by reference.

(e)	Form of Distribution Agreement was previously filed with the Registration Statement on Form N1-A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts is not applicable.

(g)	Form of Custody Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on March 26, 2003 and is hereby incorporated by reference.

(h)	Other Material Contracts

(i)	Form of Fund Administration Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

(ii)	Form of Transfer Agency Service Agreement was previously filed with the Registration Statement on Form N1-A (File No. 333-17391) on June 7, 2002 and is incorporated herein by reference.

(iii)	Form of Fund Accounting Servicing Agreement was previously filed with the Registration Statement on Form N1-A (File No. 333-17931) on February 12, 2002 and is incorporated herein by reference.

C-1

(iv)	Operating Expenses Limitation Agreement – was previously filed with the Registration Statement on Form N1-A (File No. 333-17391) on November 13, 2003 and is incorporated herein by reference.

(1) Amendment to Operating Expenses Limitation Agreement is filed herewith.

(v)	Power of Attorney was previously filed with the Registration Statement on Form N1-A (File No. 333-17391) on June 30, 2003 and is incorporated herein by reference.

(vi)	Shareholder Servicing Plan – was previously filed with the Registration Statement on Form N1-A (File No. 333-17391) on November 13, 2003 and incorporated herein by reference.

(i)	Opinion of Counsel – was previously filed with the Registration Statement on Form N1-A (File No. 333-17391 on December 24, 2003 and is incorporated herein by reference.

(j)	Consent of Independent Public Accountants – is filed herewith.

(k)	Omitted Financial Statement is not applicable.

(l)	Agreement Relating to Initial Capital is not applicable.

(m)	Rule 12b-1 Plan – was previously filed with the Registration Statement on Form N1-A (File No. 333-17391) on November 13, 2003 and is incorporated herein by reference.

(n)	Rule 18f-3 Plan – was previously filed with the Registration Statement on Form N1-A (File No. 333-17391) on November 13, 2003 and is incorporated herein by reference.

(o)	Reserved.

(p)	Code of Ethics

(i)	Code of Ethics for Registrant was previously filed with Registrant’s Post-Effective Amendment No. 138 to its Registration Statement on Form N1-A (File No. 333-17391) with the SEC on March 29, 2004 and is incorporated herein by reference.

(ii)	Code of Ethics for the Advisor to be filed by amendment.

Item 24. Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

C-2

Item 25. Indemnification.

Reference is made to Article VII of the Registrant’s Declaration of Trust, Article VI of Registrant’s Bylaws and Paragraph 6 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act f 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 26. Business and Other Connections of the Investment Advisor

With respect to the Advisor, the response to this Item is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration, as amended, (Form ADV) as filed with the Securities and Exchange Commission on March 29, 2004.

Item 27. Principal Underwriter

(a)     Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	The Hennessy Funds, Inc.
AHA Investment Funds	The Hennessy Mutual Funds, Inc.
Alpine Equity Trust	Jacob Internet Fund
Alpine Series Trust	The Jensen Portfolio, Inc.
Alpine Income Trust	Kirr Marbach Partners, Funds, Inc.
Alternative Investment Advisors	Kit Cole Investment Trust
Brandes Investment Trust	Light Revolution Fund, Inc.
Brandywine Advisors Fund, Inc.	LKCM Funds
Brazos Mutual Funds	Masters’ Select Funds
Buffalo Funds	Matrix Advisors Value Fund, Inc.
CCM Advisors Funds	Monetta Fund, Inc.
CCMA Select Investment Trust	Monetta Trust
Country Mutual Funds Trust	MP63 Fund

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Cullen Funds Trust	MUTUALS.com
Dow Jones Islamic Index	NorCap Funds
Everest Funds	Optimum Q Funds
First American Funds, Inc.	Permanent Portfolio
First American Insurance Portfolios, Inc.	PIC Investment Trust Funds
First American Investment Funds, Inc.	Professionally Managed Portfolios
First American Strategy Funds, Inc.	Prudent Bear Mutual Funds
FFTW Funds, Inc.	Rainier Funds
Fort Pitt Capital Funds	SEIX Funds, Inc.
Fremont Funds	TIFF Investment Program, Inc.
Glenmede Fund, Inc.	Wexford Trust
Guinness Atkinson Funds	Zodiac Trust
Harding, Loevner Funds, Inc.

(b)     To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Donna J. Berth	Treasurer	None
Joe Redwine	Board Member	None
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)    Not applicable.

Item 28. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

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Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank, National Association 425 Walnut Street Cincinnati, Ohio 45202
Registrant’s Investment Advisor	Provident Investment Counsel 300 North Lake Avenue Pasadena, California 91101-4106

Item 29. Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 30. Undertakings.

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 2nd day of July, 2004.

ADVISORS SERIES TRUST
By:	/s/ Eric M. Banhazl*
Eric M. Banhazl
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement on Form N-1A of Advisors Series Trust has been signed below by the following persons in the capacities and on July 2, 2004.

Signature	Title

/s/ Eric M. Banhazl* Eric M. Banhazl	President and Trustee

/s/ Walter E. Auch* Walter E. Auch	Trustee

/s/ Donald E. Connor* Donald E. O’Connor	Trustee

/s/George T. Wofford III* George T. Wofford III	Trustee

George J. Rebhan* George J. Rebhan	Trustee

James Clayburn LaForce* James Clayburn LaForce	Trustee

/s/ Douglas G. Hess Douglas G. Hess	Treasurer and Principal Financial and Accounting Officer

*/s/ Douglas G. Hess
      Douglas G. Hess
   Attorney-in-Fact pursuant to Power of Attorney
   filed with the post-effective amendment to the
   Registration Statement on Form N-1A
   (File No. 333-17391) on June 30, 2003.

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EXHIBIT INDEX

Exhibit	Exhibit No.

Amendment to Operating Expenses Limitation Agreement	EX.99.h.iv.1
Consent of Independent Public Accountants	EX.99.j

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